FINANCIAL RISK MANAGEMENT - Schedule of Debt Securities Held at Amortised Cost (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
The Group
Asset-backed securities:
Net carrying amount	£ 4,562	£ 5,137
The Group | Loans
Asset-backed securities:
Asset-backed securities	3,065	3,659
Corporate and other debt securities	1,499	1,479
The Group | Investment grade | Loans
Asset-backed securities:
Asset-backed securities	3,047	3,639
Corporate and other debt securities	1,498	1,463
The Group | Other | Sub-investment grade
Asset-backed securities:
Net carrying amount	18	8
The Group | Other | Not rated
Asset-backed securities:
Net carrying amount	1	28
The Group | Other | Loans
Asset-backed securities:
Asset-backed securities	18	20
Corporate and other debt securities	1	16
The Bank
Asset-backed securities:
Net carrying amount	3,756	4,315
The Bank | Loans
Asset-backed securities:
Asset-backed securities	2,266	2,844
Corporate and other debt securities	1,490	1,472
Net carrying amount	3,756	4,315
The Bank | Investment grade | Loans
Asset-backed securities:
Asset-backed securities	2,266	2,844
Corporate and other debt securities	1,490	1,457
The Bank | Other | Sub-investment grade
Asset-backed securities:
Net carrying amount	0	0
The Bank | Other | Not rated
Asset-backed securities:
Net carrying amount	0	15
The Bank | Other | Loans
Asset-backed securities:
Asset-backed securities	0	0
Corporate and other debt securities	0	15
Mortgage-backed securities | The Group | Loans
Asset-backed securities:
Asset-backed securities	1,457	2,046
Mortgage-backed securities | The Group | Investment grade | Loans
Asset-backed securities:
Asset-backed securities	1,457	2,046
Mortgage-backed securities | The Group | Other | Loans
Asset-backed securities:
Asset-backed securities	0	0
Mortgage-backed securities | The Bank | Loans
Asset-backed securities:
Asset-backed securities	1,151	1,741
Mortgage-backed securities | The Bank | Investment grade | Loans
Asset-backed securities:
Asset-backed securities	1,151	1,741
Mortgage-backed securities | The Bank | Other | Loans
Asset-backed securities:
Asset-backed securities	0	0
Other asset-backed securities | The Group | Loans
Asset-backed securities:
Asset-backed securities	1,608	1,613
Other asset-backed securities | The Group | Investment grade | Loans
Asset-backed securities:
Asset-backed securities	1,590	1,593
Other asset-backed securities | The Group | Other | Loans
Asset-backed securities:
Asset-backed securities	18	20
Other asset-backed securities | The Bank | Loans
Asset-backed securities:
Asset-backed securities	1,115	1,103
Other asset-backed securities | The Bank | Investment grade | Loans
Asset-backed securities:
Asset-backed securities	1,115	1,103
Other asset-backed securities | The Bank | Other | Loans
Asset-backed securities:
Asset-backed securities	0	0
Corporate and other debt securities | The Group | Loans
Asset-backed securities:
Gross exposure	4,564	5,138
Allowance for impairment losses	(2)	(1)
Net carrying amount	4,562	5,137
Corporate and other debt securities | The Group | Investment grade | Loans
Asset-backed securities:
Gross exposure	4,545	5,102
Corporate and other debt securities | The Group | Other | Loans
Asset-backed securities:
Gross exposure	19	36
Corporate and other debt securities | The Bank | Loans
Asset-backed securities:
Gross exposure	3,756	4,316
Allowance for impairment losses	0	(1)
Corporate and other debt securities | The Bank | Investment grade | Loans
Asset-backed securities:
Gross exposure	3,756	4,301
Corporate and other debt securities | The Bank | Other | Loans
Asset-backed securities:
Gross exposure	£ 0	£ 15